BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014
Variable Interest Entity [Line Items]
Net loss	$ 559,947	$ 327,085	$ 455,727